Expense Example, No Redemption - American Funds Core Plus Bond Fund	Aug. 19, 2025 USD ($)
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 148
Expense Example, No Redemption, 3 Years	516
Class 529-C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	153
Expense Example, No Redemption, 3 Years	$ 531